UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Global Bond Portfolio

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion

For the 12 months ended December 31, 2010, Maxim Global Bond Portfolio returned 10.92%, while its benchmark, the Citigroup World Government Bond Index, returned 5.17%.

Financial markets had a strong year in 2010 as the global recovery strengthened, albeit at an uneven pace. Emerging market economies generally enjoyed solid growth as they were less exposed than developed markets to many of the causes of the financial crisis, particularly an overreliance on leverage. Many developing economies returned to trend growth levels, particularly in Asia, prompting some officials there to tighten fiscal and monetary policies. In contrast, the G-3 (U.S., eurozone and Japan) continued to struggle with recoveries that were not as robust as in previous episodes. Labor markets remained weak, and concerns regarding public sector balances led to periods of volatility during the year. The Portfolio benefited from its currency, duration, and credit exposures in early 2010, with currency exposure in emerging Asia being particularly beneficial. However, in the year’s second quarter, currency and sovereign credit exposures detracted from results as only the Portfolio’s duration positioning contributed to absolute performance, led by interest rate exposures in Mexico and Indonesia. During the period’s second half, the Portfolio’s currency, duration and credit exposures again each contributed to performance. For the overall period, the Portfolio outperformed the Citigroup World Government Bond Index, largely due to a very defensive duration positioning in which we owned no U.S. Treasuries, Japanese government bonds or British Gilts, and had an average duration less than half that of the benchmark index. Further, the Portfolio’s currency exposure supported performance as the market continued to price in the relative strength of emerging economies and select developed economies such as Australia and Norway. The Portfolio’s negative position in the Japanese yen was a primary detractor from performance during the fourth quarter and was the only major detractor from absolute performance for the overall period.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Citigroup World Government Bond Index
	10,000.00	10,000.00
2001	10,341.00	10,623.66

2002	11,430.94	11,470.37
2003	12,272.26	11,696.55
2004	12,866.24	12,260.72
2005	12,946.01	12,888.03
2006	14,868.49	13,289.18
2007	16,886.14	14,043.67
2008	17,637.58	15,333.73
2009	20,232.06	15,488.38
2010	22,441.30	16,289.13

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
10.92%	11.63%	8.42%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Country as of December 31, 2010

Country	% of Portfolio Investments
Argentina	1.09%
Australia	11.00%
Belgium	0.43%
Brazil	5.97%
Egypt	5.23%
European Community	2.27%
France	2.61%
Germany	1.96%
Hungary	1.73%
Indonesia	4.40%
Iraq	0.38%
Israel	5.05%
Lithuania	0.45%
Malaysia	7.24%
Mexico	2.76%
Netherlands	2.64%
Norway	0.60%
Peru	1.89%
Philippines	0.37%
Poland	6.78%
Russia	2.59%
South Africa	0.46%
South Korea	13.43%

Sweden	4.22%
United States	12.51%
Venezuela	1.17%
Vietnam	0.77%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account	Ending Account	Expenses Paid
Value	Value	During Period*

	(07/01/10)	(12/31/10)	(07/01/10 - 12/31/10)

Actual	$1,000.00	$1,083.15	$6.83
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.65	$6.61

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Year Ended December 31, 2010

Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

BONDS

Par Value ($)		Value ($)

Foreign Banks --- 1.77%
6,500,000	KfW Bankengruppe	1,132,627
NOK	4.66% January 5, 2012
31,651,000	Landwirtschaftliche Rentenbank	2,747,688
MXP	8.50% February 22, 2016
		$3,880,315

Foreign Governments --- 61.38%
2,267,500	Government of Argentina *	2,163,195
	0.68% August 3, 2012
140,000	Government of Australia †	116,328
NZD	7.13% September 18, 2017
6,955,000	Government of Australia	7,146,995
AUD	6.00% June 14, 2011
1,945,000	Government of Australia	2,020,695
AUD	6.00% August 14, 2013
3,810,000	Government of Australia	3,935,011
AUD	5.75% April 15, 2012
4,040,000	Government of Australia	4,173,673
AUD	6.00% May 1, 2012
2,835,000	Government of Australia	2,909,318
AUD	5.50% July 17, 2012
1,450,000	Government of Australia	1,459,425
AUD	5.50% March 1, 2017
600,000	Government of Belgium	842,276
EUR	4.25% September 28, 2014
920,000	Government of Brazil	5,244,665
BRL	10.00% January 1, 2014
182,000	Government of Brazil	1,129,518
BRL	10.00% January 1, 2012
100,000	Government of Brazil	1,287,666
BRL	6.00% May 15, 2045
284,000	Government of Brazil	3,389,892
BRL	6.00% May 15, 2015
140,000	Government of Brazil	773,416
BRL	10.00% January 1, 2017
3,550,000	Government of France	5,167,062
EUR	4.25% October 25, 2017
1,100,000	Government of Hungary	1,170,072
EUR	3.88% February 24, 2020
1,195,000	Government of Hungary	1,157,145
	6.25% January 29, 2020
900,000	Government of Hungary	1,116,735
EUR	5.75% June 11, 2018
2,400,000,000	Government of Indonesia	331,465
IDR	12.00% September 15, 2026

3,510,000,000	Government of Indonesia	523,515
IDR	12.90% June 15, 2022
10,000,000,000	Government of Indonesia	1,376,585
IDR	11.50% September 15, 2019
25,300,000,000	Government of Indonesia	3,413,094
IDR	11.00% November 15, 2020
23,750,000,000	Government of Indonesia	3,066,985
IDR	10.75% May 15, 2016
815,000	Government of Iraq	741,650
	5.80% January 15, 2028
11,700,000	Government of Israel	3,501,592
ILS	7.00% April 29, 2011
5,375,000,000	Government of Korea	4,772,876
KRW	3.75% June 10, 2013
11,840,000,000	Government of Korea	10,606,497
KRW	4.75% December 10, 2011
5,622,830,000	Government of Korea	5,012,915
KRW	5.50% June 10, 2011
1,640,000	Government of Korea	1,959,800
	7.13% April 16, 2019
673,720,000	Government of Korea	616,392
KRW	5.25% March 10, 2013
371,000,000	Government of Korea	333,348
KRW	4.75% March 10, 2012
1,969,700,000	Government of Korea	1,756,142
KRW	4.00% June 10, 2012
159,000,000	Government of Korea	144,608
KRW	5.25% September 10, 2012
1,554,000,000	Government of Korea	1,391,465
KRW	4.25% December 10, 2012
810,000	Government of Lithuania	897,075
	7.38% February 11, 2020
110,000	Government of Malaysia ‡	35,275
MYR	2.75% June 2, 2011
2,870,000	Government of Malaysia	938,569
MYR	3.83% September 28, 2011
395,000	Government of Malaysia ‡	125,356
MYR	2.80% October 13, 2011
69,000	Government of Malaysia	22,342
MYR	2.71% February 14, 2012
110,000	Government of Malaysia ‡	34,898
MYR	2.74% October 25, 2011
5,690,000	Government of Malaysia	1,853,080
MYR	3.76% April 28, 2011
2,685,000	Government of Malaysia	848,300
MYR	2.86% December 15, 2011
430,000	Government of Malaysia	136,980
MYR	2.78% August 25, 2011
37,400,000	Government of Mexico	3,775,129
MXP	10.00% December 5, 2024
19,400,000	Government of Mexico	1,677,982
MXP	8.00% December 17, 2015
3,505,000	Government of Netherlands	5,215,135
EUR	4.50% July 15, 2017
9,220,000	Government of Peru	3,747,468
PEN	7.84% August 12, 2020
8,540,000	Government of Philippines	215,221
PHP	8.75% March 3, 2013

14,330,000	Government of Philippines	337,999
PHP	5.75% February 21, 2012
2,795,000	Government of Poland ‡	872,066
PLN	4.34% October 25, 2012
20,110,000	Government of Poland ‡	6,498,409
PLN	5.47% January 25, 2012
2,600,000	Government of Poland	2,920,190
	6.38% July 15, 2019
1,185,000	Government of Poland ‡	374,394
PLN	4.39% July 25, 2012
1,620,000	Government of Poland ‡	498,811
PLN	4.59% January 25, 2013
6,635,000	Government of Poland	2,249,176
PLN	4.75% April 25, 2012
4,439,200	Government of Russia	5,133,935
	7.50% March 31, 2030
850,000	Government of South Africa	904,188
	5.50% March 9, 2020
55,770,000	Government of Sweden	8,353,497
SEK	5.25% March 15, 2011
510,000	Government of Venezuela	490,875
	10.75% September 19, 2013
1,505,000	Government of Vietnam †	1,527,575
	6.75% January 29, 2020
		$134,435,941

Oil & Gas --- 0.28%
649,000	Petroleos de Venezuela SA ‡	619,795
	14.58% July 10, 2011
		$619,795

Supranationals --- 2.59%
950,000	Corp Andina de Fomento	1,118,700
	8.13% June 4, 2019
6,700,000	European Investment Bank	1,194,797
NOK	5.38% July 16, 2012
42,000,000	Inter-American Development Bank	3,362,380
MXP	7.50% December 5, 2024
		$5,675,877
U.S. Municipal --- 1.72%
15,000	Alabama State University Revenue	15,167
	5.00% September 1, 2029
140,000	Bexar County Texas Revenue	143,700
	5.25% August 15, 2047
65,000	City of Detroit MI	60,264
	4.50% November 1, 2023
650,000	Illinois Finance Authority	660,251
	5.00% January 1, 2020
215,000	Illinois Municipal Electric Agency	207,978
	5.00% February 1, 2035
150,000	North Carolina Eastern Municipal Power Agency	166,052
	5.25% January 1, 2019
50,000	Philadelphia Pennsylvania	50,659
	5.00% August 1, 2024
175,000	State of California	177,153
	6.20% March 1, 2019
40,000	State of California	41,024
	7.95% March 1, 2036

195,000	State of California	202,632
	6.65% March 1, 2022
275,000	State of California	253,008
	5.13% April 1, 2033
110,000	State of California	110,781
	7.30% October 1, 2039
40,000	State of California	41,486
	7.55% April 1, 2039
120,000	State of California	107,678
	5.00% April 1, 2038
790,000	State of California	824,294
	7.63% March 1, 2040
240,000	State of California	232,862
	5.50% March 1, 2040
285,000	State of California	275,624
	5.25% March 1, 2030
180,000	Tarrant County Texas Cultural Education Facilities Finance Corp	191,984
	6.25% July 1, 2028
		$3,762,597

TOTAL BONDS --- 67.74% (Cost $128,219,818)		$148,374,525

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

10,500,000	Federal Farm Credit Bank	10,499,994
	0.01% January 3, 2011
10,500,000	Federal Home Loan Bank	10,500,000
	0.00% January 3, 2011
6,925,000	Government of Egypt	1,160,235
	10.02% April 12, 2011
1,425,000	Government of Egypt	235,125
	10.21% June 7, 2011
14,375,000	Government of Egypt	2,449,741
	10.65% February 8, 2011
900,000	Government of Egypt	150,070
	10.23% May 3, 2011
3,000,000	Government of Egypt	513,331
	10.13% January 25, 2011
325,000	Government of Egypt	53,434
	10.18% June 21, 2011
1,625,000	Government of Egypt	263,852
	10.09% August 9, 2011
425,000	Government of Egypt	71,851
	10.19% March 8, 2011
7,050,000	Government of Egypt	1,185,103
	10.17% March 29, 2011
6,775,000	Government of Egypt	1,063,718
	10.19% December 6, 2011
6,950,000	Government of Egypt	1,196,232
	10.15% January 4, 2011
75,000	Government of Egypt	11,974
	10.01% October 11, 2011
1,475,000	Government of Egypt	241,095
	10.24% July 12, 2011
225,000	Government of Egypt	38,131
	10.20% March 1, 2011

675,000	Government of Egypt	115,948
	10.28% January 11, 2011
925,000	Government of Egypt	155,927
	10.20% March 22, 2011
425,000	Government of Egypt	70,695
	10.08% May 10, 2011
425,000	Government of Egypt	68,171
	10.17% September 20, 2011
5,900,000	Government of Egypt	934,461
	10.08% November 8, 2011
1,250,000	Government of Egypt	209,903
	10.18% April 5, 2011
925,000	Government of Egypt	153,030
	9.97% May 31, 2011
1,155,000	Government of Israel	324,349
	2.00% March 2, 2011
1,090,000	Government of Israel	306,631
	1.96% February 2, 2011
3,880,500	Government of Israel	1,081,749
	2.14% July 6, 2011
6,405,000	Government of Israel	1,794,869
	2.20% April 6, 2011
7,120,000	Government of Israel	2,006,018
	2.13% January 5, 2011
1,890,000	Government of Israel	523,427
	2.38% October 5, 2011
180,000	Government of Israel	50,282
	2.13% June 1, 2011
1,512,000	Government of Israel	420,574
	2.23% August 3, 2011
65,000	Government of Israel	18,047
	2.19% September 7, 2011
100,000	Government of Malaysia	31,977
	2.84% July 1, 2011
1,070,000	Government of Malaysia	346,888
	2.42% January 6, 2011
670,000	Government of Malaysia	213,951
	2.83% July 19, 2011
80,000	Government of Malaysia	25,670
	2.85% May 18, 2011
290,000	Government of Malaysia	92,104
	2.83% September 29, 2011
280,000	Government of Malaysia	90,675
	2.76% January 20, 2011
1,315,000	Government of Malaysia	419,715
	2.84% July 28, 2011
780,000	Government of Malaysia	252,594
	2.78% January 20, 2011
60,000	Government of Malaysia	19,201
	2.75% June 30, 2011
225,000	Government of Malaysia	72,449
	2.79% April 5, 2011
27,210,000	Government of Malaysia	8,774,125
	2.79% March 15, 2011
4,200,000	Government of Philippines	94,277
	1.92% November 16, 2011
3,240,000	Government of Philippines	72,691
	1.90% November 29, 2011

1,238,000	Government of Venezuela	1,200,860
	1.29% April 20, 2011

	TOTAL SHORT-TERM INVESTMENTS --- 22.64%	$49,575,144
	(Cost $49,515,961)

	TOTAL INVESTMENTS --- 90.38%	$197,949,669
	(Cost $177,735,779)

	OTHER ASSETS & LIABILITIES --- 9.62%	$21,081,567

	TOTAL NET ASSETS --- 100%	$219,031,236

Legend

*	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2010.
†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
‡	Denotes a zero coupon bond: the interest rate shown is the effective yield on date of purchase.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See Summary of Investments by Country following Schedule of Investments.

See notes to financial statements.

As of December 31, 2010, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

AUD	BB	304,000	JPY	22,444,320	February 2011	$20,212
AUD	CIT	304,000	JPY	22,499,952	February 2011	20,148
AUD	DB	304,000	JPY	22,545,856	February 2011	20,096
BRL	DB	1,065,000	JPY	48,498,715	January 2011	(7,286)
BRL	HSB	398,000	JPY	18,183,728	January 2011	(3,645)
CLP	DB	940,970,000	USD	1,848,034	January 2011	157,875
CLP	JPM	60,820,000	USD	119,548	January 2011	10,112
CLP	BA	227,300,000	USD	426,843	February 2011	56,970
CLP	BB	118,300,000	USD	220,596	February 2011	31,316
CLP	CIT	205,770,000	USD	392,316	February 2011	45,356
CLP	DB	889,790,000	USD	1,687,357	February 2011	206,110
CLP	JPM	356,400,000	USD	680,250	February 2011	78,005
CLP	MS	1,136,970,000	USD	2,165,422	February 2011	253,588
CLP	BA	59,700,000	USD	113,866	March 2011	13,074
CLP	DB	922,110,000	USD	1,784,268	March 2011	174,798
CLP	JPM	109,000,000	USD	211,199	March 2011	20,182
CLP	MS	168,000,000	USD	321,473	March 2011	35,629
CLP	DB	119,850,000	USD	228,286	April 2011	25,823

CLP	CIT	137,620,000	USD	252,630	May 2011	37,629
CLP	DB	791,429,000	USD	1,465,040	May 2011	205,941
CNY	DB	9,189,000	USD	1,383,781	February 2011	10,227
ILS	MS	969,533	USD	258,353	March 2011	14,164
INR	HSB	64,100,000	USD	1,367,539	February 2011	59,493
INR	JPM	10,300,000	USD	219,616	February 2011	9,758
INR	DB	52,965,000	USD	1,167,444	April 2011	(1,380)
INR	JPM	58,459,000	USD	1,290,439	April 2011	(4,202)
INR	DB	58,455,000	USD	1,226,498	June 2011	47,573
INR	HSB	37,823,000	USD	789,197	June 2011	35,334
INR	JPM	8,994,000	USD	188,633	June 2011	7,065
INR	CIT	3,772,000	USD	78,144	July 2011	3,636
INR	DB	13,601,000	USD	280,725	July 2011	14,401
INR	JPM	18,305,000	USD	377,479	July 2011	19,604
INR	DB	51,864,000	USD	1,116,066	October 2011	(5,677)
INR	HSB	42,468,000	USD	917,510	October 2011	(8,276)
KRW	DB	151,000,000	JPY	11,472,420	February 2011	(9,292)
KRW	HSB	509,000,000	JPY	38,293,710	February 2011	(26,131)
KRW	JPM	277,000,000	JPY	21,065,888	February 2011	(17,661)
KRW	JPM	9,272,549,000	USD	7,930,000	February 2011	296,986
MYR	DB	1,455,572	USD	429,246	January 2011	43,453
MYR	DB	2,747,284	USD	795,738	February 2011	99,802
MYR	HSB	692,000	USD	201,151	February 2011	24,389
MYR	JPM	2,220,463	USD	682,905	April 2011	38,819
MYR	JPM	4,135,000	USD	1,262,557	June 2011	78,455
MYR	DB	120,000	USD	36,898	July 2011	1,978
MYR	JPM	70,000	USD	21,568	July 2011	1,105
MYR	HSB	1,300,000	USD	404,342	August 2011	16,504
MYR	DB	2,083,735	USD	664,312	October 2011	8,279
MYR	HSB	2,850,000	USD	897,638	November 2011	20,650
MYR	JPM	1,886,213	USD	595,790	December 2011	11,276
NOK	DB	13,102,000	EUR	1,574,627	February 2011	105,618
NOK	UBS	15,731,200	EUR	1,889,577	February 2011	127,087
NOK	BB	5,165,000	EUR	642,749	August 2011	3,079
NOK	UBS	10,330,000	EUR	1,281,439	August 2011	12,024
NOK	BB	30,878,000	EUR	3,759,046	October 2011	128,528
NOK	MS	3,823,880	EUR	460,256	November 2011	20,553
NOK	UBS	11,373,700	EUR	1,374,171	November 2011	55,817
NOK	UBS	1,970,000	EUR	238,788	December 2011	7,831
PHP	DB	8,722,000	USD	187,091	January 2011	12,809
PHP	HSB	26,469,000	USD	585,595	January 2011	21,401
PHP	JPM	42,911,000	USD	922,076	January 2011	60,640
PHP	BA	22,700,000	USD	478,735	February 2011	43,135
PHP	DB	35,700,000	USD	745,614	February 2011	74,954
PHP	HSB	22,800,000	USD	477,774	February 2011	46,304
PHP	JPM	13,900,000	USD	293,869	February 2011	25,724
PHP	HSB	10,000,000	USD	221,312	September 2011	9,139
PHP	CIT	6,315,000	USD	142,783	October 2011	2,736
PHP	DB	116,396,000	USD	2,621,104	October 2011	60,996
PHP	HSB	103,647,000	USD	2,331,792	October 2011	56,530
PHP	JPM	48,801,000	USD	1,102,540	October 2011	21,967
PHP	DB	11,290,000	USD	262,314	November 2011	(2,207)

PLN	MS	1,341,000	EUR	315,700	May 2011	18,339
PLN	DB	12,790,000	EUR	3,117,459	August 2011	(6,772)
SEK	UBS	9,747,000	EUR	1,014,865	June 2011	83,082
SEK	UBS	13,000,000	EUR	1,366,968	August 2011	79,163
SEK	DB	50,522,868	EUR	5,447,914	December 2011	47,903
USD	CIT	2,981,593	EUR	2,104,547	January 2011	167,352
USD	DB	7,350,418	EUR	5,192,000	January 2011	407,554
USD	UBS	7,294,163	EUR	5,209,000	January 2011	327,746
USD	BB	2,210,582	EUR	1,619,000	February 2011	45,443
USD	CIT	934,567	EUR	681,000	February 2011	23,839
USD	DB	1,691,574	EUR	1,234,000	February 2011	41,337
USD	HSB	1,107,743	EUR	810,000	February 2011	24,501
USD	JPM	746,969	EUR	549,000	February 2011	12,793
USD	UBS	2,977,885	EUR	2,173,000	February 2011	71,907
USD	BA	655,397	EUR	479,000	March 2011	14,881
USD	HSB	231,258	EUR	169,000	March 2011	5,273
USD	UBS	867,058	EUR	633,000	March 2011	20,615
USD	DB	944,580	EUR	699,000	April 2011	10,015
USD	HSB	1,982,967	EUR	1,461,000	April 2011	29,634
USD	UBS	2,029,869	EUR	1,507,000	April 2011	15,057
USD	DB	1,277,908	EUR	1,005,000	May 2011	(65,559)
USD	BB	203,492	EUR	160,800	August 2011	(11,347)
USD	JPM	582,562	EUR	461,435	August 2011	(33,934)
USD	UBS	1,327,036	EUR	1,048,692	August 2011	(74,080)
USD	DB	1,329,232	EUR	956,000	October 2011	52,374
USD	HSB	1,977,452	EUR	1,416,000	October 2011	86,115
USD	DB	1,006,085	EUR	725,000	November 2011	37,798
USD	BB	480,990	EUR	364,000	December 2011	(5,062)
USD	DB	507,488	EUR	390,000	December 2011	(13,310)
USD	HSB	322,966	EUR	246,482	December 2011	(6,174)
USD	BB	1,682,611	JPY	151,970,000	January 2011	(190,439)
USD	CIT	156,164	JPY	14,230,000	January 2011	(19,146)
USD	DB	407,208	JPY	36,760,000	January 2011	(45,869)
USD	HSB	1,385,764	JPY	125,420,000	January 2011	(160,140)
USD	UBS	1,327,703	JPY	119,640,000	January 2011	(146,940)
USD	HSB	625,271	JPY	56,220,000	February 2011	(68,035)
USD	JPM	625,695	JPY	56,300,000	February 2011	(68,598)
USD	MS	1,040,312	JPY	92,549,000	February 2011	(100,878)
USD	BA	199,160	JPY	17,921,410	March 2011	(21,917)
USD	CIT	299,162	JPY	26,945,000	March 2011	(33,213)
USD	HSB	521,854	JPY	46,600,000	March 2011	(52,855)
USD	JPM	521,556	JPY	46,600,000	March 2011	(53,153)
USD	MS	179,796	JPY	16,200,000	March 2011	(20,036)
USD	UBS	827,398	JPY	73,840,000	March 2011	(83,311)
USD	CIT	134,201	JPY	12,300,000	April 2011	(17,589)
USD	UBS	134,130	JPY	12,300,000	April 2011	(17,660)
USD	CIT	1,221,595	JPY	108,812,000	May 2011	(121,585)
USD	DB	814,396	JPY	72,750,000	May 2011	(83,633)
USD	UBS	1,221,588	JPY	108,758,000	May 2011	(120,925)
USD	BB	2,546,861	JPY	215,294,000	August 2011	(115,655)
USD	CIT	854,121	JPY	72,432,000	August 2011	(41,581)
USD	DB	1,882,880	JPY	159,757,000	August 2011	(92,650)

USD	CS	845,894	JPY	71,901,000	August 2011		(43,242)
USD	HSB	2,892,074	JPY	242,351,000	August 2011		(104,982)
USD	JPM	1,377,395	JPY	116,778,000	August 2011		(66,745)
USD	MS	335,515	JPY	28,500,000	August 2011		(16,912)
USD	UBS	701,476	JPY	58,884,000	August 2011		(26,734)
USD	JPM	590,762	JPY	49,941,000	September 2011		(27,025)
USD	BA	910,845	JPY	75,418,000	November 2011		(23,587)
USD	BB	4,589,341	JPY	377,170,000	November 2011		(83,109)
USD	CIT	799,093	JPY	65,230,958	November 2011		(8,941)
USD	DB	854,436	JPY	69,943,000	November 2011		(11,954)
USD	HSB	220,796	JPY	18,251,000	November 2011		(5,285)
USD	JPM	426,812	JPY	34,926,000	November 2011		(5,819)
USD	UBS	810,163	JPY	65,703,500	November 2011		(3,700)
USD	DB	808,042	JPY	67,625,000	December 2011		(29,885)
USD	UBS	507,996	NZD	742,825	January 2011		(69,582)
USD	HSB	182,522	NZD	271,246	February 2011		(28,164)

					Net Appreciation	$	2,261,939

Currency Abbreviation:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Renminbi
EUR	Euro Dollar
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXP	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar

Counterparty Abbreviations:

BA	Bank of America Corp.
BB	Barclays Bank PLC
CIT	Citigroup, Inc.
CS	Credit Suisse Group AG
DB	Deutsche Bank
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
MS	Morgan Stanley
UBS	UBS AG

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

DECEMBER 31, 2010

UNAUDITED

Country	Values ($)	% of Portfolio Investment
Argentina	2,163,195	1.09%
Australia	21,761,445	11.00%
Belgium	842,276	0.43%
Brazil	11,825,157	5.97%
Egypt	10,342,027	5.23%
European Community	4,481,080	2.27%
France	5,167,062	2.61%
Germany	3,880,315	1.96%
Hungary	3,443,952	1.73%
Indonesia	8,711,644	4.40%
Iraq	741,650	0.38%
Israel	10,027,538	5.05%
Lithuania	897,075	0.45%
Malaysia	14,334,149	7.24%
Mexico	5,453,111	2.76%
Netherlands	5,215,135	2.64%
Norway	1,194,797	0.60%
Peru	3,747,468	1.89%
Philippines	720,188	0.37%
Poland	13,413,046	6.78%
Russia	5,133,935	2.59%
South Africa	904,188	0.46%
South Korea	26,594,043	13.43%
Sweden	8,353,497	4.22%
United States	24,762,591	12.51%
Venezuela	2,311,530	1.17%
Vietnam	1,527,575	0.77%

	197,949,669	100.00%

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

ASSETS:
Investments in securities, market value (1)	$	197,949,669
Cash		17,537,237
Cash denominated in foreign currencies (2)		263,079
Interest receivable		2,485,907
Subscriptions receivable		431,195
Unrealized appreciation on forward foreign currency contracts		4,795,406

Total assets		223,462,493

LIABILITIES:
Due to investment adviser		235,433
Redemptions payable		1,522,343
Unrealized depreciation on forward foreign currency contracts		2,533,467
Payable for investments purchased		140,014

Total liabilities		4,431,257

NET ASSETS	$	219,031,236

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$	2,249,256
Additional paid-in capital		191,048,494
Net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translations		22,445,547
Undistributed net investment income		2,859,918
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions		428,021

NET ASSETS	$	219,031,236

NET ASSET VALUE PER OUTSTANDING SHARE	$	9.74

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized		100,000,000
Outstanding		22,492,559

(1) Cost of investments in securities	$	177,735,779
(2) Cost of cash denominated in foreign currencies		293,361

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

INVESTMENT INCOME:
Interest	$	7,811,752
Dividends		2,590
Foreign withholding tax		(223,389)

Total income		7,590,953

EXPENSES:
Management fees		2,368,628

NET INVESTMENT INCOME		5,222,325

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions		1,206,603
Net realized gain on forward foreign currency contracts		682,927
Change in net unrealized appreciation on investments and foreign currency translations		8,283,469
Change in net unrealized appreciation on forward foreign currency contracts		3,029,751

Net realized and unrealized gain on investments, foreign currency and forward foreign currency contracts		13,202,750

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$	18,425,075

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

		2010		2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$	5,222,325	$	4,998,407
Net realized gain on investments and foreign currency transactions		1,206,603		1,408,246
Net realized gain on forward foreign currency contracts		682,927		9,048,859
Change in net unrealized appreciation on investments and foreign currency translations		8,283,469		15,895,650
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts		3,029,751		(13,611,379)

Net increase in net assets resulting from operations		18,425,075		17,739,783

DISTRIBUTIONS TO SHAREHOLDERS:
Return of capital				(2,655,303)
From net investment income		(4,682,176)
From net realized gains		(610,028)

Total distributions		(5,292,204)		(2,655,303)

SHARE TRANSACTIONS:
Net proceeds from sales of shares		157,339,963		89,860,457
Reinvestment of distributions		5,292,204		2,655,303
Redemptions of shares		(103,813,794)		(67,150,092)

Net increase in net assets resulting from share transactions		58,818,373		25,365,668

Total increase in net assets		71,951,244		40,450,148

NET ASSETS:
Beginning of period		147,079,992		106,629,844

End of period (1)	$	219,031,236	$	147,079,992

OTHER INFORMATION:

SHARES:
Sold		16,698,014		10,552,647
Issued in reinvestment of distributions		556,189		310,146
Redeemed		(11,061,503)		(7,866,262)

Net increase		6,192,700		2,996,531

(1) Including undistributed net investment income	$	2,859,918	$	1,218,894

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

		2010		2009		2008		2007		2006

Net Asset Value, Beginning of Period	$	9.02	$	8.02	$	10.47	$	10.66	$	9.98

Income from Investment Operations

Net investment income		0.29		1.59		1.22		1.24		0.67
Net realized and unrealized gain (loss)		0.69		(0.42)		(0.82)		0.19		0.78

Total Income From Investment Operations		0.98		1.17		0.40		1.43		1.45

Less Distributions

Return of capital				(0.17)
From net investment income		(0.23)				(2.59)		(1.24)		(0.74)
From net realized gains		(0.03)				(0.26)		(0.38)		(0.03)

Total Distributions		(0.26)		(0.17)		(2.85)		(1.62)		(0.77)

Net Asset Value, End of Period	$	9.74	$	9.02	$	8.02	$	10.47	$	10.66

Total Return ±		10.92%		14.71%		4.45%		13.57%		14.85%

Net Assets, End of Period ($000)	$	219,031	$	147,080	$	106,630	$	134,590	$	264,556

Ratio of Expenses to Average Net Assets		1.30%		1.30%		1.30%		1.30%		1.30%

Ratio of Net Investment Income to
Average Net Assets		2.86%		4.02%		2.77%		1.98%		3.09%

Portfolio Turnover Rate		21.69%		38.69%		61.73%		33.83%		46.42%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission on December 31, 2010, but were not yet capitalized. Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Municipal Bonds

Benchmark yields, reported trades, broker/dealer quotes,
issuer spreads, two-sided markets, benchmark securities,
bids, evaluated bids, offers and reference data including
market research publications. Inputs also may include
reported trades, benchmark yields and material event
notices.

Derivative Investments:
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Short Term Investments:	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, 100% of the Portfolio’s investments are valued using Level 2 inputs. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2010 were $1,591,743, $1,643,903 and 0.75%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency transactions on the Statement of Operations.

Forward Currency Transactions

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $45,067,194 and $30,782,921 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2010, the U.S. Federal income tax cost basis was $177,314,345. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $22,855,318 and gross depreciation of securities in which there was an excess of tax cost over value of $2,219,994 resulting in net appreciation of $20,635,324.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces undesired currency exposure by entering into currency forward contracts (combined with underlying investment in U.S. Treasury Bills) to gain the same exposure as buying a short term local currency bond. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

Valuation of derivative instruments as of December 31, 2010 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$4,795,406	Unrealized depreciation on forward foreign currency contracts	$2,533,467

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2010 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Forward Foreign Currency Contracts	Net realized gain on forward foreign currency contracts	$682,927	Change in net unrealized appreciation on forward foreign currency contracts	$3,029,751

The number of currency forward contracts held at December 31, 2010 is representative of currency forward contracts activity during the year ended December 31, 2010.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were as follows:

		2010		2009
Distributions paid from:
Ordinary income	$	4,697,296	$	806,920
Long-term capital gains		594,908		1,848,383

	$	5,292,204	$	2,655,303

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income		$2,819,870
Undistributed capital gains		-

Net accumulated earnings		2,819,870

Net unrealized appreciation on investments		20,635,324
Net unrealized appreciation on forward foreign currency contracts		2,308,574
Net unrealized depreciation on foreign currency		(30,282)
Capital loss carryforwards		-

Tax composition of capital	$	25,733,486

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolio reclassified permanent book and tax differences of $1,100,875 from accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Global Bond Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Global Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California
February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943)	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp

2007
Stephen G. McConahey	Chairman, SGM Capital, LLC
(1943)
(2011)

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name	Principal Occupations During Past 5 Years

(Year of Birth) Title Length of Time Served
Mitchell T.G. Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer, Treasurer, and
Investment Operations Compliance Officer

2008 (as Treasurer and Investment
Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer,
and Investment Operations Compliance
Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.

The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit

Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a) (1)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:   February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:   February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:   February 23, 2011